Summary of Significant Accounting Policies - Other Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 776	$ 501	$ 727
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	15 years